Cover	6 Months Ended
Oct. 31, 2022
Cover [Abstract]
Entity Registrant Name	Major League Football, Inc.
Entity Central Index Key	0001308569
Document Type	S-1/A
Amendment Flag	true
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	20-1568059
Entity Address Address Line 1	15515 Lemon Fish Drive
Entity Address City Or Town	Lakewood Ranch
Entity Address State Or Province	FL
Entity Address Postal Zip Code	34202
City Area Code	847
Amendment Description	The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to Section 8(a) may determine.
Local Phone Number	924-4332